UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund II, Inc. - Intermediate Duration Institutional Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 30.0%
Industrial - 14.5%
Basic - 1.8%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	U.S.$1,052	$983,512
Basell Finance Co. BV
8.10%, 3/15/27 (a)	805	1,019,004
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	10	9,778
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)	1,126	1,020,755
Dow Chemical Co. (The)
4.125%, 11/15/21	680	695,395
4.375%, 11/15/42	802	709,813
7.375%, 11/01/29	170	214,085
8.55%, 5/15/19	699	891,837
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)	2,000	1,833,105
5.75%, 1/30/21 (a)	114	112,290
Glencore Funding LLC
2.50%, 1/15/19 (a)	2,445	2,212,013
International Paper Co.
4.75%, 2/15/22	1,155	1,215,393
7.95%, 6/15/18	408	499,563
LyondellBasell Industries NV
5.75%, 4/15/24	1,481	1,628,605
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)	1,043	956,050
Vale SA
5.625%, 9/11/42	2,850	2,486,314

		16,487,512

Capital Goods - 0.7%
Embraer SA
5.15%, 6/15/22	759	760,897
Odebrecht Finance Ltd.
5.125%, 6/26/22 (a)	960	940,800
Owens Corning
6.50%, 12/01/16 (b)	1,694	1,890,987
Republic Services, Inc.
3.80%, 5/15/18	16	16,900
5.25%, 11/15/21	978	1,073,762
5.50%, 9/15/19	1,303	1,474,750

		6,158,096

Communications - Media - 2.8%
CBS Corp.
3.375%, 3/01/22	76	73,261
5.75%, 4/15/20	2,231	2,528,749
8.875%, 5/15/19	29	37,374
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,170	1,655,594
Comcast Corp.
5.15%, 3/01/20	1,299	1,485,129

	Principal Amount (000)		U.S. $ Value
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	U.S.$	2,225	$2,137,313
4.60%, 2/15/21		735	762,300
4.75%, 10/01/14		950	994,152
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a) (c)		784	805,560
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)		1,155	1,155,000
NBCUniversal Media LLC
4.375%, 4/01/21		530	571,708
News America, Inc.
4.50%, 2/15/21		40	42,851
6.15%, 3/01/37-2/15/41		1,388	1,540,476
6.55%, 3/15/33		780	866,961
Omnicom Group, Inc.
3.625%, 5/01/22		978	943,262
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		2,303	2,866,754
TCI Communications, Inc.
7.875%, 2/15/26		130	172,053
Time Warner Cable, Inc.
4.00%, 9/01/21		25	23,941
5.00%, 2/01/20		10	10,439
7.50%, 4/01/14		1,135	1,190,403
Time Warner Entertainment Co. LP
8.375%, 3/15/23		2,480	3,089,033
WPP Finance UK
5.875%, 6/15/14		35	36,499
8.00%, 9/15/14		2,145	2,314,908

			25,303,720

Communications - Telecommunications - 1.5%
American Tower Corp.
4.70%, 3/15/22		30	30,258
5.05%, 9/01/20		2,205	2,317,219
AT&T, Inc.
3.00%, 2/15/22		20	19,220
4.30%, 12/15/42		567	493,794
4.45%, 5/15/21		1,282	1,380,770
5.35%, 9/01/40		524	530,204
BellSouth Telecommunications, Inc.
7.00%, 10/01/25		135	156,416
British Telecommunications PLC
9.625%, 12/15/30 (d)		23	34,625
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		2,452	2,391,897
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		10	14,443
Pacific Bell Telephone Co.
6.625%, 10/15/34		170	174,616
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	256	240,582
Telecom Italia Capital SA
7.175%, 6/18/19	U.S.$	935	1,040,548
Telefonica Emisiones SAU
5.462%, 2/16/21		1,100	1,134,038

	Principal Amount (000)	U.S. $ Value
United States Cellular Corp.
6.70%, 12/15/33	U.S.$1,410	$1,373,695
Verizon Communications, Inc.
4.60%, 4/01/21	177	191,871
Vodafone Group PLC
4.375%, 3/16/21	15	15,746
6.15%, 2/27/37	2,005	2,213,741

		13,753,683

Consumer Cyclical - Automotive - 0.7%
Ford Motor Credit Co. LLC
5.00%, 5/15/18	4,132	4,406,464
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	1,821	1,944,316

		6,350,780

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
3.40%, 6/15/22	40	38,771
4.70%, 1/15/21	1,150	1,230,594
7.625%, 4/15/31	155	195,386
Turner Broadcasting System, Inc.
8.375%, 7/01/13	2,109	2,109,000
Viacom, Inc.
5.625%, 9/15/19	510	585,431
6.25%, 4/30/16	5	5,646

		4,164,828

Consumer Cyclical - Other - 0.1%
Host Hotels & Resorts LP
5.25%, 3/15/22	1,155	1,196,557
Wyndham Worldwide Corp.
2.50%, 3/01/18	35	34,374

		1,230,931

Consumer Cyclical - Retailers - 0.4%
Dollar General Corp.
4.125%, 7/15/17	468	493,638
Gap, Inc. (The)
5.95%, 4/12/21	25	27,651
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	2,770	2,777,229

		3,298,518

Consumer Non - Cyclical - 1.6%
Actavis, Inc.
3.25%, 10/01/22	1,025	955,608
Ahold Finance USA LLC
6.875%, 5/01/29	2,305	2,797,168
Altria Group, Inc.
4.75%, 5/05/21	25	26,774
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	1,108	1,191,236
8.50%, 6/15/19	19	23,450
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	2,325	2,349,287

	Principal Amount (000)		U.S. $ Value
ConAgra Foods, Inc.
3.20%, 1/25/23	U.S.$	789	$754,498
Diageo Capital PLC
7.375%, 1/15/14		40	41,425
Kimberly-Clark Corp.
3.875%, 3/01/21		35	37,254
Kroger Co. (The)
3.40%, 4/15/22		2,017	1,969,199
Pfizer, Inc.
5.35%, 3/15/15		6	6,461
Reynolds American, Inc.
3.25%, 11/01/22		1,309	1,216,842
Tyson Foods, Inc.
4.50%, 6/15/22		2,890	2,953,071

			14,322,273

Energy - 2.6%
Anadarko Petroleum Corp.
6.375%, 9/15/17		5	5,750
6.45%, 9/15/36		720	834,295
ConocoPhillips
4.60%, 1/15/15		6	6,362
6.00%, 1/15/20		15	17,849
ConocoPhillips Holding Co.
6.95%, 4/15/29		50	63,685
Encana Corp.
3.90%, 11/15/21		3,460	3,512,218
Marathon Petroleum Corp.
5.125%, 3/01/21		945	1,042,144
Nabors Industries, Inc.
4.625%, 9/15/21		7	6,881
9.25%, 1/15/19		1,949	2,418,177
Noble Energy, Inc.
4.15%, 12/15/21		10	10,325
8.25%, 3/01/19		2,308	2,906,624
Noble Holding International Ltd.
4.90%, 8/01/20		200	210,638
Phillips 66
4.30%, 4/01/22		3,780	3,905,590
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)		2,256	2,288,824
Transocean, Inc.
2.50%, 10/15/17		1,264	1,249,137
6.50%, 11/15/20		12	13,507
Valero Energy Corp.
6.125%, 2/01/20		1,634	1,898,785
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		1,595	1,671,790
6.00%, 3/15/18		164	184,166
9.625%, 3/01/19		1,095	1,384,322

			23,631,069

Technology - 1.0%
Agilent Technologies, Inc.
5.00%, 7/15/20		398	428,802
Baidu, Inc.
2.25%, 11/28/17		608	591,457

	Principal Amount (000)		U.S. $ Value
Hewlett-Packard Co.
4.65%, 12/09/21	U.S.$	1,341	$1,341,123
HP Enterprise Services LLC
7.45%, 10/15/29		25	28,235
Intel Corp.
4.80%, 10/01/41		1,050	1,043,971
Motorola Solutions, Inc.
3.50%, 3/01/23		1,537	1,448,913
3.75%, 5/15/22		25	24,303
7.50%, 5/15/25		245	297,378
Oracle Corp.
3.875%, 7/15/20		25	26,675
5.25%, 1/15/16		53	58,615
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		2,900	2,835,962
Total System Services, Inc.
2.375%, 6/01/18		671	650,096
3.75%, 6/01/23		688	638,813
Xerox Corp.
8.25%, 5/15/14		20	21,249

			9,435,592

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		1,235	1,292,764
5.75%, 12/15/16		885	981,837

			2,274,601

Transportation - Railroads - 0.0%
CSX Corp.
4.75%, 5/30/42		60	57,390

Transportation - Services - 0.5%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		2,585	2,641,495
Ryder System, Inc.
5.85%, 11/01/16		700	783,341
7.20%, 9/01/15		674	756,418

			4,181,254

			130,650,247

Financial Institutions - 11.4%
Banking - 7.3%
American Express Co.
2.65%, 12/02/22		11	10,157
Bank of America Corp.
3.30%, 1/11/23		15	14,177
3.875%, 3/22/17		10	10,473
5.00%, 5/13/21		35	37,319
5.625%, 7/01/20		100	110,097
5.70%, 1/24/22		320	355,214
5.875%, 1/05/21-2/07/42		1,781	1,991,251
7.375%, 5/15/14		15	15,781
7.625%, 6/01/19		1,435	1,724,547
Series L
5.65%, 5/01/18		2,415	2,683,022

	Principal Amount (000)		U.S. $ Value
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,770	$2,582,122
7.625%, 11/21/22	U.S.$	1,645	1,614,156
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15		80	87,338
Capital One Financial Corp.
4.75%, 7/15/21		65	68,557
7.375%, 5/23/14		21	22,194
Citigroup, Inc.
4.50%, 1/14/22		49	51,050
5.375%, 8/09/20		1,093	1,208,638
8.50%, 5/22/19		2,650	3,339,072
Compass Bank
5.50%, 4/01/20		3,199	3,231,307
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,189	1,137,007
Countrywide Financial Corp.
6.25%, 5/15/16		1,040	1,134,102
Danske Bank A/S
Series E
5.684%, 2/15/17	GBP	1,054	1,514,911
Fifth Third Bancorp
3.50%, 3/15/22	U.S.$	1,124	1,114,114
Goldman Sachs Group, Inc. (The)
4.75%, 7/15/13		115	115,161
5.35%, 1/15/16		230	249,508
5.75%, 1/24/22		1,545	1,704,155
6.00%, 6/15/20		2,350	2,640,514
Series G
7.50%, 2/15/19		1,905	2,262,328
HSBC Holdings PLC
4.00%, 3/30/22		3,065	3,138,018
5.10%, 4/05/21		1,692	1,858,933
ING Bank NV
2.00%, 9/25/15 (a)		2,790	2,827,765
JPMorgan Chase & Co.
4.35%, 8/15/21		10	10,417
4.40%, 7/22/20		75	78,430
4.50%, 1/24/22		1,725	1,806,285
4.625%, 5/10/21		60	63,422
4.75%, 3/01/15		6	6,383
Series Q
5.15%, 5/01/23		750	714,375
Lloyds TSB Bank PLC
4.20%, 3/28/17		25	26,648
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		514	550,745
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		1,075	1,135,394
Merrill Lynch & Co., Inc.
6.11%, 1/29/37		125	123,045
Morgan Stanley
7.25%, 4/01/32		25	29,953
Series G
5.50%, 7/24/20-7/28/21		3,925	4,211,013
6.625%, 4/01/18		1,995	2,261,243

	Principal Amount (000)		U.S. $ Value
Murray Street Investment Trust I
4.647%, 3/09/17	U.S.$	270	$285,859
National Capital Trust II
5.486%, 3/23/15 (a)		655	658,275
Nationwide Building Society
6.25%, 2/25/20 (a)		2,605	2,903,958
PNC Funding Corp.
5.125%, 2/08/20		35	38,457
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21		25	27,756
9.50%, 3/16/22 (a)		693	765,904
Santander US Debt SAU
2.991%, 10/07/13 (a)		2,555	2,569,569
Societe Generale SA
2.50%, 1/15/14 (a)		1,235	1,244,139
SouthTrust Corp.
5.80%, 6/15/14		45	47,166
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		2,175	2,151,293
UBS AG/Stamford CT
7.625%, 8/17/22		1,334	1,463,996
UFJ Finance Aruba AEC
6.75%, 7/15/13		520	521,051
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,042	1,058,933
Vesey Street Investment Trust I
4.404%, 9/01/16		719	765,659
Wachovia Bank NA
5.60%, 3/15/16		150	165,855
5.85%, 2/01/37		1,270	1,415,242
Wells Fargo & Co.
3.50%, 3/08/22		15	15,170

			65,968,623

Brokerage - 0.3%
Nomura Holdings, Inc.
2.00%, 9/13/16		2,418	2,391,018

Finance - 0.2%
General Electric Capital Corp.
2.95%, 5/09/16		22	22,928
4.65%, 10/17/21		1,155	1,225,180
5.875%, 1/14/38		43	47,333
Series G
5.625%, 5/01/18		115	131,905
HSBC Finance Corp.
6.676%, 1/15/21		101	111,660

			1,539,006

Insurance - 2.7%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		780	898,971
American International Group, Inc.
3.80%, 3/22/17		215	225,388
4.875%, 6/01/22		1,590	1,694,819

	Principal Amount (000)		U.S. $ Value
6.40%, 12/15/20	U.S.$	1,230	$1,426,414
Coventry Health Care, Inc.
5.95%, 3/15/17		545	614,682
6.125%, 1/15/15		205	220,025
6.30%, 8/15/14		1,670	1,765,277
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		884	1,136,713
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		505	528,021
5.125%, 4/15/22		1,090	1,186,046
5.50%, 3/30/20		1,373	1,518,475
6.10%, 10/01/41		130	145,398
Humana, Inc.
6.30%, 8/01/18		220	252,917
6.45%, 6/01/16		245	277,581
7.20%, 6/15/18		610	726,634
Lincoln National Corp.
8.75%, 7/01/19		681	873,133
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		620	908,608
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		970	1,155,180
MetLife, Inc.
4.75%, 2/08/21		350	381,435
6.75%, 6/01/16		25	28,613
7.717%, 2/15/19		519	651,903
10.75%, 8/01/39		5	7,725
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,120	2,868,542
Prudential Financial, Inc.
4.50%, 11/15/20		19	20,251
5.625%, 6/15/43		1,775	1,739,500
WellPoint, Inc.
3.30%, 1/15/23		1,012	963,376
XL Group PLC
5.25%, 9/15/14		1,570	1,647,392
6.25%, 5/15/27		175	199,927

			24,062,946

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15		1,874	1,970,228

REITS - 0.7%
ERP Operating LP
5.25%, 9/15/14		185	194,599
HCP, Inc.
5.375%, 2/01/21		3,010	3,265,067
Health Care REIT, Inc.
5.25%, 1/15/22		3,010	3,235,046
Healthcare Realty Trust, Inc.
6.50%, 1/17/17		10	11,180

			6,705,892

			102,637,713

	Principal Amount (000)		U.S. $ Value

Utility - 3.7%
Electric - 1.1%
CMS Energy Corp.
5.05%, 3/15/22	U.S.$	932	$1,006,935
Constellation Energy Group, Inc.
5.15%, 12/01/20		559	613,067
Duke Energy Carolinas LLC
3.90%, 6/15/21		42	44,569
Enersis SA/Cayman Island
7.375%, 1/15/14		80	82,251
FirstEnergy Corp.
Series B
4.25%, 3/15/23		400	371,646
Series C
7.375%, 11/15/31		7	7,382
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		2,355	2,671,665
Pacific Gas & Electric Co.
4.50%, 12/15/41		1,125	1,083,539
6.05%, 3/01/34		10	11,659
SPI Electricity & Gas Australia Holdings
Pty Ltd.
6.15%, 11/15/13 (a)		1,080	1,098,479
TECO Finance, Inc.
4.00%, 3/15/16		550	586,326
5.15%, 3/15/20		685	757,192
Wisconsin Electric Power Co.
4.25%, 12/15/19		23	25,308
Wisconsin Energy Corp.
6.25%, 5/15/67		1,186	1,257,160

			9,617,178

Natural Gas - 2.6%
DCP Midstream LLC
5.35%, 3/15/20 (a)		563	599,478
Energy Transfer Partners LP
4.65%, 6/01/21		25	25,872
6.125%, 2/15/17		140	157,634
6.625%, 10/15/36		120	129,377
6.70%, 7/01/18		734	861,974
7.50%, 7/01/38		1,685	1,969,388
Enterprise Products Operating LLC
3.35%, 3/15/23		30	28,869
5.20%, 9/01/20		521	583,010
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		3,189	3,145,869
4.15%, 3/01/22		683	686,515
Nisource Finance Corp.
6.80%, 1/15/19		2,640	3,123,912
ONEOK, Inc.
4.25%, 2/01/22		2,855	2,808,923
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		2,845	2,768,492
TransCanada PipeLines Ltd.
3.80%, 10/01/20		10	10,532
6.35%, 5/15/67		2,515	2,622,743

	Principal Amount (000)		U.S. $ Value
Williams Cos., Inc. (The)
3.70%, 1/15/23	U.S.$	2,413	$2,241,877
Williams Partners LP
4.00%, 11/15/21		30	29,417
5.25%, 3/15/20		1,834	1,971,005

			23,764,887

			33,382,065

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		1,870	1,689,278
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		1,978	2,140,196
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		20	20,807

			3,850,281

Total Corporates - Investment Grades (cost $259,879,810)			270,520,306

MORTGAGE PASS-THROUGHS - 22.3%
Agency Fixed Rate 30-Year - 18.0%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39-2/01/41		12,564	13,228,856
Series 2005
5.50%, 1/01/35		51	54,800
Series 2007
5.50%, 7/01/35		1,069	1,160,058
Federal National Mortgage Association
3.00%, 7/01/43, TBA		15,075	14,728,745
3.50%, 7/01/43, TBA		73,000	74,106,403
4.00%, 7/01/43, TBA		22,585	23,528,100
4.50%, 7/01/43, TBA		8,010	8,475,581
Series 2003
5.00%, 11/01/33		1,721	1,862,090
5.50%, 4/01/33-7/01/33		3,096	3,396,393
Series 2004
5.50%, 2/01/34-11/01/34		2,787	3,054,241
Series 2005
4.50%, 8/01/35		2,566	2,713,605
5.50%, 2/01/35		3,024	3,311,091
Series 2006
5.00%, 2/01/36		4,699	5,063,381
5.50%, 4/01/36		712	771,768
Series 2007
4.50%, 9/01/35		2,314	2,455,107
5.00%, 11/01/35-7/01/36		85	91,273
5.50%, 5/01/36-8/01/37		271	296,328
Series 2008
5.50%, 12/01/35-3/01/37		3,592	3,917,224

			162,215,044

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate 15-Year - 3.4%
Federal National Mortgage Association
2.50%, 7/01/28, TBA	U.S.$	30,585	$30,761,818

Agency ARMs – 0.9%
Federal Home Loan Mortgage Corp.
2.372%, 4/01/35 (b)		1,839	1,957,161
2.385%, 11/01/35 (b)		3,129	3,318,102
2.62%, 5/01/35(b)		770	817,065
Series 2006
3.082%, 12/01/36 (b)		2	1,979
Series 2007
3.034%, 3/01/37 (b)		3	2,939
Series 2008
2.718%, 11/01/37 (d)		390	414,455
Federal National Mortgage Association
Series 2003
2.81%, 12/01/33 (d)		767	818,249
Series 2007
2.335%, 2/01/37 (b)		5	5,219
2.379%, 3/01/34 (d)		695	738,753
2 .673%, 3/01/37 (d)		7	6,956

			8,080,878

Total Mortgage Pass-Throughs (cost $200,411,970)			201,057,740

ASSET-BACKED SECURITIES - 15.5%
Autos - Fixed Rate - 9.1%
Ally Auto Receivables Trust
Series 2012-1, Class A2
0.71%, 9/15/14		322	322,266
Series 2013-SN1, Class A3
0.72%, 5/20/16		3,803	3,795,774
Ally Master Owner Trust
Series 2011-3, Class A2
1.81%, 5/15/16		180	181,625
Series 2012-4, Class A
1.72%, 7/15/19		2,525	2,501,480
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A2
0.92%, 3/09/15		70	69,634
Series 2011-5, Class A2
1.19%, 8/08/15		279	279,062
Series 2012-3, Class A3
0.96%, 1/09/17		3,225	3,227,625
Series 2012-4, Class A2
0.49%, 4/08/16		3,188	3,182,720
Series 2013-1, Class A2
0.49%, 6/08/16		2,282	2,279,996
Series 2013-3, Class A3
0.92%, 4/09/18		3,380	3,377,315
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		2,238	2,237,970

	Principal Amount (000)		U.S. $ Value
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)	U.S.$	2,170	$2,131,363
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		1,825	1,830,803
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		1,955	1,949,080
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		1,460	1,463,530
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		1,882	1,889,242
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		1,279	1,273,851
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		1,943	1,939,261
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		1,046	1,044,046
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	2,168	2,065,484
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)		1,674	1,596,165
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	3,002	3,000,131
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17		1,865	1,871,725
Series 2012-D, Class B
1.01%, 5/15/18		860	852,050
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		6,590	6,598,380
Series 2013-1, Class A1
0.85%, 1/15/18		1,689	1,675,524
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		1,665	1,646,427
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		3,745	3,650,147
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (a)		2,693	2,685,333
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		1,665	1,659,921
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		4,203	4,169,855

	Principal Amount (000)		U.S. $ Value
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)	U.S.$	2,412	$2,412,510
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		1,362	1,362,389
Series 2012-B, Class A2A
0.45%, 6/15/15		1,329	1,327,184
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (a)		1,982	1,984,180
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		3,125	3,136,044
Series 2012-6, Class A2
0.47%, 9/15/15		1,133	1,133,060
Series 2013-3, Class C
1.81%, 4/15/19		2,404	2,331,324
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		1,820	1,821,694
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A2
0.61%, 10/20/14		563	563,125

			82,519,295

Credit Cards - Fixed Rate - 3.5%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		5,970	5,961,213
Series 2012-5, Class A
0.59%, 5/15/18		3,090	3,074,594
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (a)		2,485	2,336,700
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		1,020	998,324
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1
0.55%, 10/10/17		3,260	3,240,674
Discover Card Execution Note Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		1,593	1,595,793
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		1,908	1,911,711
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		3,070	3,055,405
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20		3,080	3,032,217
Series 2012-7, Class A
1.76%, 9/15/22		2,660	2,540,637
Series 2013-1, Class A
1.35%, 3/15/21		1,680	1,632,395

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card
Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	U.S.$	1,815	$1,805,103

			31,184,766

Autos - Floating Rate - 1.3%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.593%, 9/15/17 (a) (b)		3,257	3,257,457
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.893%, 2/15/17 (a) (b)		3,630	3,703,377
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.682%, 6/20/17 (b)		4,370	4,370,000

			11,330,834

Credit Cards - Floating Rate - 0.7%
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.89%, 2/15/17 (a) (b)		2,855	2,859,678
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.763%, 3/18/14 (a) (b)		3,298	3,304,369

			6,164,047

Other ABS - Fixed Rate - 0.6%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)		1,628	1,630,438
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		280	280,600
Series 2012-A, Class A3
0.94%, 5/15/17		2,301	2,305,244
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		1,066	1,068,362
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (a)		501	500,928

			5,785,572

Home Equity Loans - Floating Rate - 0.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.318%, 12/25/32 (b)		314	298,087
GSAA Home Equity Trust
Series 2006-5, Class 2A3
0.463%, 3/25/36 (b)		2,145	1,360,957
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.452%, 1/20/35(b)		387	383,600

	Principal Amount (000)		U.S. $ Value
Series 2006-1, Class M1
0.472%, 1/20/36 (b)	U.S.$	64	$61,407
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.493%, 4/25/34 (b)		145	136,218

			2,240,269

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		296	302,450
Credit-Based Asset Servicing and
Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		209	206,659

			509,109

Total Asset-Backed Securities (cost $140,781,455)			139,733,892

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.6%
Non-Agency Fixed Rate CMBS - 9.8%
Banc of America Merrill Lynch Commercial
Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47		60	66,042
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.902%, 9/11/38		1,375	1,517,818
Series 2006-T24, Class AJ
5.598%, 10/12/41		1,070	1,008,265
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/23 (a)		2,495	2,376,942
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.615%, 4/15/40		419	428,630
Series 2006-C4, Class A1A
5.939%, 3/15/49		880	969,609
Commercial Mortgage Pass-Through Certificates
Series 2005-C6, Class A5A
5.116%, 6/10/44		1,575	1,688,332
Series 2006-C3, Class AJ
5.989%, 6/15/38		1,015	988,720
Series 2013-CR6, Class A2
2.122%, 3/10/46		65	65,070
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		1,255	1,215,836
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37		1,012	1,021,169
Series 2005-C1, Class A4
5.014%, 2/15/38		4,162	4,340,118

	Principal Amount (000)		U.S. $ Value
Credit Suisse Mortgage Capital
Certificates
Series 2006-C3, Class A3
5.989%, 6/15/38	U.S.$	5,104	$5,621,647
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.985%, 5/15/46		2,695	3,020,710
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		1,740	1,694,482
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.406%, 4/10/37		30	25,636
Series 2007-GG9, Class A4
5.444%, 3/10/39		4,745	5,244,816
Series 2007-GG9, Class AM
5.475%, 3/10/39		1,601	1,682,621
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38		295	303,387
Series 2012-GCJ7, Class A4
3.377%, 5/10/45		5,525	5,445,517
Series 2012-GCJ9, Class A3
2.773%, 11/10/45		1,650	1,515,070
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		2,867	2,832,500
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.822%, 4/10/38		930	903,963
JP Morgan Chase Commercial Mortgage
Securities Corp.
Series 2005-CB11, Class A4
5.335%, 8/12/37		40	41,858
Series 2005-LDP1, Class A4
5.038%, 3/15/46		30	31,457
Series 2007-CB19, Class AM
5.901%, 2/12/49		920	996,928
Series 2007-LD11, Class A4
6.003%, 6/15/49		1,504	1,683,274
Series 2007-LD12, Class AM
6.197%, 2/15/51		816	882,704
Series 2007-LDPX, Class A3
5.42%, 1/15/49		5,075	5,618,908
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		2,245	2,316,308
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.712%, 6/15/29		170	174,851
Series 2005-C1, Class A4
4.742%, 2/15/30		125	130,578
Series 2006-C1, Class A4
5.156%, 2/15/31		350	378,058
Series 2007-C1, Class A4
5.424%, 2/15/40		2,892	3,212,868
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		23	22,949
Series 2006-C2, Class A1A

	Principal Amount (000)		U.S. $ Value
5.739%, 8/12/43	U.S.$	1,637	$1,820,219
Merrill Lynch/Countrywide Commercial Mortgage
Trust
Series 2006-3, Class A4
5.414%, 7/12/46		25	27,496
Series 2007-9, Class A4
5.70%, 9/12/49		315	352,802
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		6,098	6,711,417
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.816%, 6/11/42		3,813	4,326,031
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		2,019	1,979,510
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		1,061	1,000,831
Series 2012-C4, Class A5
2.85%, 12/10/45		2,117	1,957,863
Series 2013-C5, Class A4
3.185%, 3/10/46		4,346	4,123,308
Wachovia Bank Commercial Mortgage
Trust
Series 2006-C25, Class A1A
5.914%, 5/15/43		4,202	4,657,739
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		2,247	2,141,879

			88,566,736

Non-Agency Floating Rate CMBS - 0.8%
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.894%, 12/05/31 (a) (b)		1,345	1,333,399
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.476%, 3/06/20 (a) (b)		1,110	1,114,498
Series 2013-KYO, Class A
1.043%, 11/08/29 (a) (b)		2,700	2,674,100
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a) (d)		1,499	1,463,662
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A2
5.291%, 7/12/46 (d)		62	62,342

			6,648,001

Agency CMBS - 0.0%
Federal Home Loan Mortgage Corp.
Series K010, Class A1
3.32%, 7/25/20		60	63,040

	Principal Amount (000)		U.S. $ Value
FHLMC Multifamily Structured Pass
Through Certificates
Series K008, Class A2
3.531%, 6/25/20	U.S.$	78	$81,680

			144,720

Total Commercial Mortgage-Backed Securities (cost $95,021,572)			95,359,457

GOVERNMENTS - TREASURIES - 9.4%
United States - 9.4%
U.S. Treasury Bonds
2.75%, 8/15/42-11/15/42		525	452,695
3.00%, 5/15/42		5,835	5,318,964
3.125%, 2/15/43		50	46,672
4.50%, 2/15/36		829	987,157
4.625%, 2/15/40		23,351	28,455,388
5.375%, 2/15/31		40	52,106
8.125%, 8/15/21		384	557,550
U.S. Treasury Notes
0.125%, 12/31/13		395	395,000
0.25%, 2/28/14		390	390,289
0.50%, 7/31/17		235	229,364
0.625%, 8/31/17-4/30/18		11,665	11,404,438
0.75%, 6/30/17-2/28/18		220	215,433
0.875%, 11/30/16-1/31/18		960	957,392
1.00%, 8/31/16-3/31/17		19,850	19,908,036
1.375%, 6/30/18		7,485	7,480,906
1.50%, 6/30/16		160	163,863
1.625%, 8/15/22-11/15/22		245	229,579
1.75%, 5/15/23		6,324	5,922,818
2.00%, 11/15/21-2/15/22		125	122,478
2.125%, 8/15/21		125	124,492
2.625%, 4/30/16-11/15/20		1,659	1,733,668

Total Governments - Treasuries (cost $83,754,880)			85,148,288

AGENCIES - 4.6%
Agency Debentures - 4.6%
Federal Farm Credit Bank
0.223%, 9/29/14 (b)		3,130	3,133,093
Federal National Mortgage Association
6.25%, 5/15/29		8,551	11,116,069
6.625%, 11/15/30		9,770	13,258,144
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		16,846	14,394,671

Total Agencies (cost $38,534,987)			41,901,977

CORPORATES - NON-INVESTMENT GRADES - 2.0%
Financial Institutions - 1.3%
Banking - 0.9%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	570	658,472

	Principal Amount (000)		U.S. $ Value
Bank of America Corp.
Series U
5.20%, 6/01/23	U.S.$	1,725	$1,621,500
Citigroup, Inc.
5.95%, 1/30/23		2,630	2,617,113
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)		1,240	1,258,508
LBG Capital No.2 PLC
Series 22
15.00%, 12/21/19 (a)	EUR	755	1,370,045
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	U.S.$	105	107,358

			7,632,996

Finance - 0.3%
SLM Corp.
7.25%, 1/25/22		1,805	1,895,250
Series A
5.375%, 5/15/14		1,179	1,202,580

			3,097,830

Other Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		955	1,039,227

			11,770,053

Industrial - 0.7%
Basic - 0.0%
Eagle Spinco, Inc.
4.625%, 2/15/21 (a)		209	200,640

Capital Goods - 0.4%
B/E Aerospace, Inc.
5.25%, 4/01/22		1,740	1,731,300
Ball Corp.
5.00%, 3/15/22		1,735	1,726,325

			3,457,625

Consumer Cyclical - Other - 0.2%
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
5.375%, 3/15/22		1,745	1,762,450

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22		832	861,120

			6,281,835

Total Corporates - Non-Investment Grades (cost $16,811,537)			18,051,888

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
Agency Fixed Rate - 0.6%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.814%, 5/28/35		323	279,472

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp.
Series 4182, Class DI
3.50%, 5/15/39 (e)	U.S.$	8,410	$1,516,257
Federal National Mortgage Association
Series 2013-6, Class MI
3.50%, 2/25/40		7,062	1,399,271
Freddie Mac
Series 4135, Class AI
3.50%, 11/15/42		4,304	924,823
Freddie Mac Strip
Series 283, Class IO
3.50%, 10/15/27 (e)		5,784	944,804

			5,064,627

Non-Agency Floating Rate - 0.6%
Deutsche Alt-A Securities Mortgage Loan
Trust
Series 2006-AR4, Class A2
0.383%, 12/25/36 (b)		2,204	1,285,110
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.443%, 3/25/35 (b)		1,184	956,460
IndyMac INDX Mortgage Loan Trust
Series 2006-AR15, Class A1
0.313%, 7/25/36 (b)		1,685	1,166,723
Series 2006-AR27, Class 2A2
0.393%, 10/25/36 (b)		1,787	1,457,117
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.392%, 7/20/36 (b)		115	101,678
Washington Mutual Alternative Mortgage
Pass-Through Certificates
Series 2007-OA1, Class A1A
0.869%, 2/25/47 (b)		84	62,812

			5,029,900

Non-Agency Fixed Rate - 0.5%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.641%, 5/25/35		958	936,073
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.02%, 6/25/46		2,352	1,567,018
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2007-HYB2, Class 3A1
2.863%, 2/25/47		1,794	1,377,938
First Horizon Alternative Mortgage
Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		1,368	1,185,178
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.691%, 7/25/36		412	292,231

	Principal Amount (000)		U.S. $ Value
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	U.S.$	61	$60,453
Residential Funding Mortgage Securities I
Series 2005-SA3, Class 3A
2.93%, 8/25/35		34	31,243

			5,450,134

Total Collateralized Mortgage Obligations (cost $16,917,715)			15,544,661

QUASI-SOVEREIGNS - 1.4%
Quasi-Sovereign Bonds - 1.4%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		2,009	1,968,820

Kazakhstan - 0.2%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		1,426	1,611,380

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		2,675	2,920,712

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		2,845	2,861,197

United Arab Emirates - 0.4%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		2,815	2,927,600

Total Quasi-Sovereigns (cost $11,738,034)			12,289,709

GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Indonesia - 0.2%
Republic of Indonesia
3.375%, 4/15/23 (a)		620	556,450
5.25%, 1/17/42 (a)		1,407	1,336,650

			1,893,100

Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		54	56,464

Qatar - 0.3%
State of Qatar
4.50%, 1/20/22 (a)		2,532	2,715,570

Russia - 0.2%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)		1,401	1,640,453

	Principal Amount (000)	U.S. $ Value
Turkey - 0.2%
Republic of Turkey
4.875%, 4/16/43	U.S.$1,821	$1,566,060

Total Governments - Sovereign Bonds (cost $7,867,302)		7,871,647

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Communications - Telecommunications - 0.1%
MTS International Funding Ltd.
5.00%, 5/30/23 (a)	390	364,479
VimpelCom Holdings BV
5.20%, 2/13/19 (a)	692	670,069

		1,034,548

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)	945	936,731

Energy - 0.1%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (a)	554	524,403

		2,495,682

Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
Israel Electric Corp., Ltd.
7.75%, 12/15/27 (a)	265	282,168

Total Emerging Markets - Corporate Bonds (cost $2,847,026)		2,777,850

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO 7.625%, 3/01/40 (cost $2,008,175)	1,945	2,612,466

	Shares

PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Insurance - 0.2%
Allstate Corp. (The) 5.10% (cost $2,213,164)	82,828	2,119,569

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 0.1%
Industrial - 0.1%
Technology - 0.1%
IPC Systems, Inc. 5.45%, 6/01/15(b) (cost $750,000)	U.S.$	750	$602,197

GOVERNMENTS - SOVEREIGN AGENCIES - 0.0%
Germany - 0.0%
Landwirtschaftliche Rentenbank 5.125%, 2/01/17 (cost $22,341)		20	22,758

	Shares

SHORT - TERM INVESTMENTS - 16.8%
Investment Companies - 13.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (f) (cost $125,227,149)		125,227,149	125,227,149

	Principal Amount (000)
Governments - Treasuries - 2.9%
Japan Treasury Discount Bill Series 359 Zero Coupon 7/16/13 (cost $25,590,260)	JPY	2,560,000	25,810,821

Total Short - Term Investments (cost $150,817,409)			151,037,970

Total Investments - 116.1% (cost $1,030,377,377) (g)			1,046,652,375
Other assets less liabilities - (16.1)% (h)			(145,128,959)

Net Assets - 100.0%			$901,523,416

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	44	September 2013	$9,687,476	$9,680,000	$7,476

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)	In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London CAD	4,888	USD	4,722	7/18/13	$76,201

	Contracts to		In Exchange			Unrealized
	Deliver		For		Settlement	Appreciation/
Counterparty	(000)		(000)		Date	(Depreciation)
Goldman Sachs Capital Markets LP	USD	538	CAD	567	7/18/13	$257
Goldman Sachs Capital Markets LP	EUR	4,081	USD	5,332	8/07/13	19,532
Royal Bank of Scotland PLC	GBP	989	USD	1,526	8/07/13	20,971
State Street Bank & Trust Co.	JPY	2,560,000	USD	25,699	7/16/13	(113,926)
UBS AG	USD	225	CAD	229	7/18/13	(6,992)

						$(3,957)

INTEREST RATE SWAPS

			Rate Type
			Payments	Payments
	Notional		made	received	Unrealized
Swap	Amount	Termination	by the	by the	Appreciation/
Counterparty	(000)	Date	Fund	Fund	(Depreciation)
JPMorgan
Chase Bank,				3 Month
NA	$11,590	1/30/17	1.059%	LIBOR	$(55,516)
JPMorgan
Chase Bank,				3 Month
NA	12,780	2/7/22	2.043%	LIBOR	346,631

					$291,115

CREDIT DEFAULT SWAPS

Swap		Implied
Counterparty	Fixed	Credit			Upfront
&	Rate	Spread at	Notional		Premiums	Unrealized
Referenced	(Pay)	June 30,	Amount	Market	Paid	Appreciation/
Obligation	Receive	2013	(000)	Value	(Received)	(Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%,
9/15/16,
9/20/17*	1.00%	0.87%	$3,000	$16,641	$(89,158)	$105,799

*	Termination date

CENTRALLY CLEARED SWAPS

			Rate Type
			Payments	Payments
	Notional		made	received	Unrealized
Broker/	Amount	Termination	by the	by the	Appreciation/
(Exchange)	(000)	Date	Fund	Fund	(Depreciation)
Citigroup Global
Markets, Inc.	$13,830	5/21/23	3 Month LIBOR	2.02%	$(803,334)
Citigroup Global				6 Month
Markets, Inc.	EUR12,050	5/21/23	1.566%	EURIBOR	588,909

					$(214,425)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate market value of these securities amounted to $143,360,040 or 15.9% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2013.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2013.
(d)	Variable rate coupon, rate shown as of June 30, 2013.
(e)	IO - Interest Only
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,844,447 and gross unrealized depreciation of investments was $(13,569,449), resulting in net unrealized appreciation of $16,274,998.
(h)	An amount of U.S. $9,900 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2013.

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	Great British Pound
JPY	–	Japanese Yen
USD	–	United States Dollar

Glossary:

ABS	–	Asset-Backed Securities
ARMs	–	Adjustable Rate Mortgages
CBT	–	Chicago Board of Trade
CMBS	–	Commercial Mortgage-Backed Securities
EURIBOR	–	Euro Interbank Offered Rate
FHLMC	–	Federal Home Loan Mortgage Corporation
GO	–	General Obligation
LIBOR	–	London Interbank Offered Rates
REIT	–	Real Estate Investment Trust
TBA	–	To Be Announced

Sanford C. Bernstein Fund II, Inc. – Intermediate Duration Institutional Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1		Level 2	Level 3		Total
Assets:
Corporates - Investment Grades	$	– 0 –	$270,520,306	$	– 0 –	$270,520,306
Mortgage Pass - Throughs		– 0 –	201,057,740		– 0 –	201,057,740
Asset - Backed Securities		– 0 –	131,198,942		8,534,950	139,733,892
Commercial Mortgage - Backed Securities		– 0 –	86,072,848		9,286,609	95,359,457
Governments - Treasuries		– 0 –	85,148,288		– 0 –	85,148,288
Agencies		– 0 –	41,901,977		– 0 –	41,901,977
Corporates - Non - Investment Grades		– 0 –	18,051,888		– 0 –	18,051,888
Collateralized Mortgage Obligations		– 0 –	5,064,627		10,480,034	15,544,661
Quasi - Sovereigns		– 0 –	12,289,709		– 0 –	12,289,709
Governments - Sovereign Bonds		– 0 –	7,871,647		– 0 –	7,871,647
Emerging Markets - Corporate Bonds		– 0 –	2,777,850		– 0 –	2,777,850
Local Governments - Municipal Bonds		– 0 –	2,612,466		– 0 –	2,612,466
Preferred Stocks		2,119,569	– 0 –		– 0 –	2,119,569

Bank Loans	– 0 –	– 0 –	602,197	602,197
Governments - Sovereign Agencies	– 0 –	22,758	– 0 –	22,758
Short - Term Investments:
Investment Companies	125,227,149	– 0 –	– 0 –	125,227,149
Governments - Treasuries	– 0 –	25,810,821	– 0 –	25,810,821

Total Investments in Securities	127,346,718	890,401,867	28,903,790	1,046,652,375
Other Financial Instruments** :
Assets:
Futures	7,476	– 0 –	– 0 –	7,476
Forward Currency Exchange Contracts	– 0 –	117,763	– 0 –	117,763
Interest Rate Swaps	– 0 –	346,631	– 0 –	346,631
Credit Default Swaps	– 0 –	105,799	– 0 –	105,799
Centrally Cleared Swaps	– 0 –	588,909	– 0 –	588,909
Liabilities:
Forward Currency Exchange Contracts	– 0 –	(121,720)	– 0 –	(121,720)
Interest Rate Swaps	– 0 –	(55,516)	– 0 –	(55,516)
Centrally Cleared Swaps	– 0 –	(803,334)	– 0 –	(803,334)

Total+	$127,354,194	$890,580,399	$28,903,790	$1,046,838,383

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Collateralized Mortgage Obligations
Balance as of 9/30/12	$14,500,930	$7,106,163	$3,811,820
Accrued discounts/(premiums)	4,712	(51,913)	10,742
Realized gain (loss)	(818,436)	271,630	(521,634)
Change in unrealized appreciation/depreciation	705,782	(395,250)	238,694
Purchases	1,732,575	7,428,624	8,086,418
Sales	(3,415,054)	(5,072,645)	(867,007)
Transfers in to Level 3	– 0 –	– 0 –	– 0 –
Transfers out of Level 3	(4,175,559)	– 0 –	(278,999)

Balance as of 6/30/13+	$8,534,950	$9,286,609	$10,480,034

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(100,119)	$(392,661)	$81,595

	Bank Loans	Warrants^	Total
Balance as of 9/30/12	$658,315	$ – 0 –	$26,077,228
Accrued discounts/(premiums)	348	– 0 –	(36,111)
Realized gain (loss)	(251,808)	– 0 –	(1,320,248)
Change in unrealized appreciation/depreciation	222,811	– 0 –	772,037
Purchases	– 0 –	– 0 –	17,247,617
Sales	(27,469)	– 0 –	(9,382,175)
Transfers in to Level 3	– 0 –	– 0 –	– 0 –
Transfers out of Level 3	– 0 –	– 0 –	(4,454,558)

Balance as of 6/30/13	$602,197	$0 –0	$28,903,790

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(35,303)	$0 –0	$(446,488)

+	There were de minimis transfers under 1% of net assets during the reporting period.
^	The Portfolio held securities with zero market value that were sold during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$8,534,950	Third Party Vendor	Evaluated Quotes	$63.45 - $102.27/ $93.99
Commercial Mortgage-Backed Securities	$9,286,609	Third Party Vendor	Evaluated Quotes	$85.45 - $111.91/ $103.60
Collateralized Mortgage Obligations	$10,480,034	Third Party Vendor	Evaluated Quotes	$58.30 - $99.43/ $76.29
Bank Loans	$602,197	Third Party Vendor	Vendor Quotes	$80.29/ N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	August 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	August 22, 2013